RELATED PARTIES (Details)	1 Months Ended
	Mar. 31, 2023 shares director	Feb. 28, 2023 shares
Disclosure of transactions between related parties
Executives under equity settled awards scheme | director	5
Deferred shares plan | Joop Brakenhoff
Disclosure of transactions between related parties
Number of share options exercised in share-based payment arrangement (in shares)		52,543
Number of shares withheld for taxes		51,504
Deferred shares plan | Joop Brakenhoff | ADR
Disclosure of transactions between related parties
Number of share options exercised in share-based payment arrangement (in shares)		2,102
Number of shares withheld for taxes		2,060
Short term incentive scheme
Disclosure of transactions between related parties
Number of share options granted in share-based payment arrangement (in shares)	154,876
Long term incentive scheme
Disclosure of transactions between related parties
Number of share options granted in share-based payment arrangement (in shares)	643,286